ACQUIRED INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 77,487		¥ 77,487
Accumulated Amortization	(73,877)		(73,877)
Impairment provision	(3,610)		(3,610)
Acquired intangible assets, net	0	$ 0	0
Technology rights for licensed seeds
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	72,748		72,748
Distribution network
ACQUIRED INTANGIBLE ASSETS, NET
Gross Carrying Amount	¥ 4,739		¥ 4,739